Related Party Transactions - Additional Information (Detail) - ASXHc Associates [Member] $ in Thousands, $ in Thousands	5 Months Ended
	Dec. 31, 2024 USD ($)	Aug. 31, 2024 TWD ($)	Aug. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Amount of corresponding land holding	$ 1,666,600
Proportion of ownership interest in subsidiary	74.46%
Amount paid to related party for plant acquisition		$ 5,263,000	$ 160,506